ORGANIZATION (Details)						12 Months Ended
	Dec. 19, 2016 CNY (¥)	Jan. 20, 2016 CNY (¥)	Nov. 16, 2015 CNY (¥)	Nov. 16, 2015 USD ($)	Sep. 23, 2005	Dec. 31, 2021 CNY (¥) agreement	Dec. 31, 2020
Beijing Jingtian | Exclusive Business Cooperative Agreement
Organization
Service fees charged on percentage of net income						100.00%
Beijing Blue IT | Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement
Organization
Number of agreements with VIEs | agreement						3
Beijing Blue IT | Loan Agreement
Organization
Capital injection from a PRC company wholly owned by the Founders						¥ 10,000,000
Variable interest entity agreement term						10 years
Variable interest entity renewed additional term						10 years
ChinaCache Beijing
Organization
Percentage of ownership						100.00%
ChinaCache Beijing | Exclusive Business Cooperative Agreement
Organization
Variable interest entity agreement term						10 years
ChinaCache Beijing | Beijing Jingtian | Loan Agreement
Organization
Variable interest entity agreement term						10 years
Loan facility provided to the Nominee Shareholders of the variable interest entity						¥ 8,500,000
ChinaCache Beijing | Beijing Blue IT | Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement
Organization
Variable interest entity agreement term					5 years
Variable interest entity renewed additional term					15 years
ChinaCache Beijing | Beijing Blue IT | Loan Agreement
Organization
Variable interest entity agreement term	10 years	10 years
Interest-free loan facility	¥ 20,000,000	¥ 10,000,000
ChinaCache North America, Inc.
Organization
Percentage of ownership						100.00%
JNet Holdings Limited ("JNet Holdings")
Organization
Percentage of ownership						100.00%
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK")
Organization
Percentage of ownership						100.00%
Xin Run
Organization
Percentage of ownership						99.00%
Percentage of ownership, after transfer						99.00%	99.00%
Xin Run | ChinaCache Shouming | Loan Agreement
Organization
Variable interest entity agreement term						10 years
Loan facility provided to the Nominee Shareholders of the variable interest entity						¥ 10,000,000
Xin Run | Tianjin Shuishan Technology Co., Ltd
Organization
Capital injection from a PRC company wholly owned by the Founders			¥ 1,292,000	$ 202,000
Metasequoia Investment Inc. ("Metasequoia")
Organization
Percentage of ownership						100.00%
Beijing Shou Ming Technology Co., Ltd. ("Beijing Shou Ming")
Organization
Percentage of ownership						99.00%
Beijing Zhao Du Technology Co., Ltd. ("Beijing Zhao Du")
Organization
Percentage of ownership						99.00%
ChinaCache Networks Limited ("ChinaCache UK")
Organization
Percentage of ownership						100.00%
Beijing Xiangqing Technology Co.,Ltd ("Beijing Xiangqing")
Organization
Percentage of ownership						99.00%
Beijing Wangrun Technology Co.,Ltd ("Beijing Wangrun")
Organization
Percentage of ownership						99.00%
ShenRong Technology (Hongkong) Limited ("ShenRong HK")
Organization
Percentage of ownership						100.00%
Beijing Shuosen Technology Co.,Ltd("Beijing Shuosen")
Organization
Percentage of ownership						99.00%
RuiShen Technology (Beijing) Co., Ltd.("Ruishen BJ")
Organization
Percentage of ownership						100.00%
RuiShen Technology (Beijing) Co., Ltd.("Ruishen BJ") | RuiShen BJ | Loan Agreement
Organization
Variable interest entity agreement term						13 years
Loan facility provided to the Nominee Shareholders of the variable interest entity						¥ 10,000,000
ChinaCache (Hong Kong) Limited ("CCHK)
Organization
Percentage of ownership						100.00%